Basis of Presentation and Summary of Significant Accounting Policies - Schedule of property and equipment estimated useful life (Detail) - Wilco Holdco Inc	12 Months Ended
Dec. 31, 2020
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	7 years
Automobiles | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Automobiles | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	40 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	15 years